COMMITMENTS AND CONTINGENCIES (Bank Guarantee) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Guarantee expiring April 30, 2016 [Member]
Guarantor Obligations [Line Items]
Bank performance guarantee	$ 32